PORTFOLIO OF INVESTMENTS
as of September 30,2023 (Unaudited)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .8%
Communication Services : 4 .6%
17,900
Electronic Arts, Inc.
$ 2,155,160
0 .2
51,400  Endeavor Group
Holdings, Inc. - Class A
1,022,860
0 .1
78,031
(1)
Match Group, Inc.
3,056,864
0 .3
37,600
Omnicom Group, Inc.
2,800,448
0 .3
227,100
(1)
Pinterest, Inc. - Class A
6,138,513
0 .6
156,700
(1)
ROBLOX Corp. - Class
A
4,538,032
0 .5
54,100
(1)
Spotify Technology SA
8,366,024
0 .9
9,900
(1)
Take-Two Interactive
Software, Inc.
1,389,861
0 .2
180,873
(1)
Trade Desk, Inc.
- Class A
14,135,225
1 .5
43,602,987
4 .6
Consumer Discretionary : 13 .7%
12,800
(1)
Aptiv PLC
1,261,952
0 .1
1,050
(1)
AutoZone, Inc.
2,666,989
0 .3
13,200
(1)
Bright Horizons Family
Solutions, Inc.
1,075,272
0 .1
17,300
(1)
Burlington Stores, Inc.
2,340,690
0 .2
36,900
(1)
Caesars
Entertainment, Inc.
1,710,315
0 .2
28,719
(1)(2)
Chewy, Inc. - Class A
524,409
0 .1
23,800
Churchill Downs, Inc.
2,761,752
0 .3
417,900
(1)
Coupang, Inc.
7,104,300
0 .7
31,400  Darden Restaurants,
Inc.
4,497,108
0 .5
9,500
(1)
Dollar Tree, Inc.
1,011,275
0 .1
9,700
Domino's Pizza, Inc.
3,674,263
0 .4
83,500
(1)
DoorDash, Inc. - Class
A
6,635,745
0 .7
167,300
(1)
DraftKings, Inc. - Class
A
4,925,312
0 .5
6,500
(1)
Duolingo, Inc.
1,078,155
0 .1
13,700
(1)
Etsy, Inc.
884,746
0 .1
21,669
(1)
Five Below, Inc.
3,486,542
0 .4
25,100
(1)
Floor & Decor
Holdings, Inc. - Class A
2,271,550
0 .2
8,300
Genuine Parts Co.
1,198,354
0 .1
22,300
(1)
Global-e Online Ltd.
886,202
0 .1
70,100  Hilton Worldwide
Holdings, Inc.
10,527,618
1 .1
8,700  Hyatt Hotels Corp.
- Class A
922,896
0 .1
3,500
(1)
Lululemon Athletica,
Inc.
1,349,635
0 .1
25,900  MGM Resorts
International
952,084
0 .1
14,081
(1)(2)
Mobileye Global, Inc.
- Class A
585,066
0 .1
929
(1)
NVR, Inc.
5,539,906
0 .6
19,500
(1)
Ollie's Bargain Outlet
Holdings, Inc.
1,505,010
0 .2
14,200
Pool Corp.
5,056,620
0 .5
33,181  Restaurant Brands
International, Inc.
2,210,518
0 .2
3,800
(1)
RH
1,004,568
0 .1
114,100
Ross Stores, Inc.
12,887,595
1 .4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
22,700
(1)
Royal Caribbean
Cruises Ltd.
$ 2,091,578
0 .2
16,700  Service Corp.
International
954,238
0 .1
25,400
(1)
Skechers USA, Inc.
- Class A
1,243,330
0 .1
41,000
Tractor Supply Co.
8,325,050
0 .9
19,821
(1)
Ulta Beauty, Inc.
7,917,498
0 .8
3,800
Vail Resorts, Inc.
843,182
0 .1
10,000
(2)
Williams-Sonoma, Inc.
1,554,000
0 .2
18,000
Wingstop, Inc.
3,237,120
0 .3
14,300
Wynn Resorts Ltd.
1,321,463
0 .1
88,200
Yum! Brands, Inc.
11,019,708
1 .2
131,043,614
13 .7
Consumer Staples : 2 .5%
32,300
(1)
BJ's Wholesale Club
Holdings, Inc.
2,305,251
0 .3
51,075  Brown-Forman Corp.
- Class B
2,946,517
0 .3
4,400  Casey's General
Stores, Inc.
1,194,688
0 .1
32,200
(1)
Celsius Holdings, Inc.
5,525,520
0 .6
11,400  Church & Dwight Co.,
Inc.
1,044,582
0 .1
8,100  Constellation Brands,
Inc. - Class A
2,035,773
0 .2
15,800
(1)
elf Beauty, Inc.
1,735,314
0 .2
7,500
Hershey Co.
1,500,600
0 .2
57,000
Kenvue, Inc.
1,144,560
0 .1
68,800
(1)
Performance Food
Group Co.
4,049,568
0 .4
23,482,373
2 .5
Energy : 4 .5%
90,100
APA Corp.
3,703,110
0 .4
74,500
Cheniere Energy, Inc.
12,364,020
1 .3
45,400
Coterra Energy, Inc.
1,228,070
0 .1
27,500
Devon Energy Corp.
1,311,750
0 .2
14,900  Diamondback Energy,
Inc.
2,307,712
0 .3
157,100
Halliburton Co.
6,362,550
0 .7
57,300
Hess Corp.
8,766,900
0 .9
57,000  Magnolia Oil & Gas
Corp. - Class A
1,305,870
0 .1
16,200  Matador Resources
Co.
963,576
0 .1
38,400
Noble Corp. PLC
1,944,960
0 .2
9,800  Pioneer Natural
Resources Co.
2,249,590
0 .2
42,508,108
4 .5
Financials : 9 .5%
188,400  Apollo Global
Management, Inc.
16,910,784
1 .8
93,400
(1)
Arch Capital Group
Ltd.
7,444,914
0 .8
64,000  Ares Management
Corp. - Class A
6,583,680
0 .7

PORTFOLIO OF INVESTMENTS
as of September 30,2023 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
46,300  Arthur J Gallagher &
Co.
$ 10,553,159
1 .1
6,100
Assurant, Inc.
875,838
0 .1
62,800
(1)
Block, Inc.
2,779,528
0 .3
117,600
(2)
Blue Owl Capital, Inc.
1,524,096
0 .2
8,433  Cboe Global Markets,
Inc.
1,317,319
0 .1
14,100  FactSet Research
Systems, Inc.
6,165,366
0 .6
11,700
Globe Life, Inc.
1,272,141
0 .1
33,100  Hartford Financial
Services Group, Inc.
2,347,121
0 .2
27,600  LPL Financial
Holdings, Inc.
6,559,140
0 .7
12,700  MarketAxess Holdings,
Inc.
2,713,228
0 .3
6,700
Morningstar, Inc.
1,569,408
0 .2
15,600
MSCI, Inc.
8,004,048
0 .8
592,100
(1)
NU Holdings Ltd./
Cayman Islands
- Class A
4,292,725
0 .5
74,500
(1)
Ryan Specialty
Holdings, Inc.
3,605,800
0 .4
91,900
(1)
Toast, Inc. - Class A
1,721,287
0 .2
28,719  Tradeweb Markets,
Inc. - Class A
2,303,264
0 .2
12,499
(1)
WEX, Inc.
2,350,937
0 .2
90,893,783
9 .5
Health Care : 18 .5%
15,399
(1)
Acadia Healthcare Co.,
Inc.
1,082,704
0 .1
75,900  Agilent Technologies,
Inc.
8,487,138
0 .9
54,700
(1)(2)
agilon health, Inc.
971,472
0 .1
24,400
(1)
Align Technology, Inc.
7,449,808
0 .8
29,600
(1)
Alnylam
Pharmaceuticals, Inc.
5,242,160
0 .6
70,000  AmerisourceBergen
Corp.
12,597,900
1 .3
46,100
(1)
Apellis
Pharmaceuticals, Inc.
1,753,644
0 .2
6,685
(1)
Argenx SE, ADR
3,286,547
0 .3
10,000
(1)
Ascendis Pharma A/S,
ADR
936,400
0 .1
7,400
(1)
BioNTech SE, ADR
803,936
0 .1
3,500
(1)
Bio-Rad Laboratories,
Inc. - Class A
1,254,575
0 .1
73,800
Bio-Techne Corp.
5,023,566
0 .5
39,300
Bruker Corp.
2,448,390
0 .3
4,900
(1)
Charles River
Laboratories
International, Inc.
960,302
0 .1
133,600
(1)
Dexcom, Inc.
12,464,880
1 .3
40,600
(1)
Exact Sciences Corp.
2,769,732
0 .3
33,400
(1)
Genmab A/S, ADR
1,178,018
0 .1
39,500
(1)
Globus Medical, Inc.
- Class A
1,961,175
0 .2
23,900
(1)
IDEXX Laboratories,
Inc.
10,450,753
1 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
14,700
(1)
Illumina, Inc.
$ 2,018,016
0 .2
14,600
(1)
Incyte Corp.
843,442
0 .1
15,200
(1)
Inspire Medical
Systems, Inc.
3,016,288
0 .3
29,700
(1)
Insulet Corp.
4,736,853
0 .5
56,900
(1)
IQVIA Holdings, Inc.
11,195,075
1 .2
11,482
(1)
Karuna Therapeutics,
Inc.
1,941,491
0 .2
20,300
(1)
Lantheus Holdings,
Inc.
1,410,444
0 .2
35,700
(1)
Legend Biotech Corp.,
ADR
2,397,969
0 .3
20,400
(1)
Masimo Corp.
1,788,672
0 .2
7,991
McKesson Corp.
3,474,886
0 .4
8,150
(1)
Mettler-Toledo
International, Inc.
9,030,771
0 .9
15,500
(1)
Molina Healthcare, Inc.
5,082,295
0 .5
37,879
(1)
Neurocrine
Biosciences, Inc.
4,261,387
0 .4
36,200
(1)
Novocure Ltd.
584,630
0 .1
16,400
(1)
Penumbra, Inc.
3,967,324
0 .4
13,986
(1)
Repligen Corp.
2,223,914
0 .2
47,500
ResMed, Inc.
7,023,825
0 .7
21,700
(1)
Sarepta Therapeutics,
Inc.
2,630,474
0 .3
15,500
(1)
Shockwave Medical,
Inc.
3,086,050
0 .3
11,100
STERIS PLC
2,435,562
0 .3
5,600
Teleflex, Inc.
1,099,896
0 .1
12,500
(1)
Tenet Healthcare Corp.
823,625
0 .1
52,900
(1)
Veeva Systems, Inc.
- Class A
10,762,505
1 .1
26,000  West Pharmaceutical
Services, Inc.
9,755,460
1 .0
176,713,954
18 .5
Industrials : 17 .9%
17,000
A. O. Smith Corp.
1,124,210
0 .1
12,000  Advanced Drainage
Systems, Inc.
1,365,960
0 .2
18,200
(1)
Alaska Air Group, Inc.
674,856
0 .1
20,000
Allegion PLC
2,084,000
0 .2
21,362
AMETEK, Inc.
3,156,449
0 .3
27,100
(1)
Axon Enterprise, Inc.
5,392,629
0 .6
17,064  Booz Allen Hamilton
Holding Corp.
1,864,583
0 .2
18,100  BWX Technologies,
Inc.
1,357,138
0 .2
22,100
Carrier Global Corp.
1,219,920
0 .1
19,203
(1)
Ceridian HCM Holding,
Inc.
1,302,924
0 .1
25,200
Cintas Corp.
12,121,452
1 .3
24,600
(1)
Clean Harbors, Inc.
4,117,056
0 .4
292,000
(1)
Copart, Inc.
12,582,280
1 .3
55,545
(1)
CoStar Group, Inc.
4,270,855
0 .5
12,087
Equifax, Inc.
2,214,097
0 .2
10,600  Expeditors
International of
Washington, Inc.
1,215,078
0 .1
138,300
Fastenal Co.
7,556,712
0 .8

PORTFOLIO OF INVESTMENTS
as of September 30,2023 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
20,400
Ferguson PLC
$ 3,355,188
0 .4
17,975  Fortune Brands
Innovations, Inc.
1,117,326
0 .1
6,600
(1)
FTI Consulting, Inc.
1,177,506
0 .1
13,800
Graco, Inc.
1,005,744
0 .1
22,700
HEICO Corp.
3,675,811
0 .4
15,300
Hexcel Corp.
996,642
0 .1
44,800  Howmet Aerospace,
Inc.
2,072,000
0 .2
13,300
Hubbell, Inc.
4,168,353
0 .4
4,700
IDEX Corp.
977,694
0 .1
7,600  JB Hunt Transport
Services, Inc.
1,432,752
0 .2
35,900
KBR, Inc.
2,115,946
0 .2
6,300
Landstar System, Inc.
1,114,722
0 .1
7,200
(1)
Middleby Corp.
921,600
0 .1
31,050  Old Dominion Freight
Line, Inc.
12,703,797
1 .3
13,300
Otis Worldwide Corp.
1,068,123
0 .1
39,700
(1)
Paycor HCM, Inc.
906,351
0 .1
25,100
Quanta Services, Inc.
4,695,457
0 .5
23,000
RB Global, Inc.
1,437,500
0 .2
4,200
(1)
RBC Bearings, Inc.
983,346
0 .1
22,800
Republic Services, Inc.
3,249,228
0 .3
43,500  Rockwell Automation,
Inc.
12,435,345
1 .3
27,737
Rollins, Inc.
1,035,422
0 .1
20,500
(1)
SiteOne Landscape
Supply, Inc.
3,350,725
0 .4
30,900
Toro Co.
2,567,790
0 .3
26,100  Trane Technologies
PLC
5,295,951
0 .6
5,896
(1)
TransDigm Group, Inc.
4,971,095
0 .5
30,200
TransUnion
2,168,058
0 .2
41,800
(1)
Trex Co., Inc.
2,576,134
0 .3
21,400
(1)
United Airlines
Holdings, Inc.
905,220
0 .1
7,000
United Rentals, Inc.
3,111,990
0 .3
3,900
Valmont Industries, Inc.
936,819
0 .1
46,656
Verisk Analytics, Inc.
11,022,013
1 .2
16,950  Waste Connections,
Inc.
2,276,385
0 .2
5,500
(2)
Watsco, Inc.
2,077,460
0 .2
9,200  Westinghouse Air
Brake Technologies
Corp.
977,684
0 .1
49,500
(1)
WillScot Mobile Mini
Holdings Corp.
2,058,705
0 .2
170,562,081
17 .9
Information Technology : 24 .8%
119,000  Amphenol Corp.
- Class A
9,994,810
1 .1
26,400
(1)
ANSYS, Inc.
7,855,320
0 .8
10,200
(1)
Appfolio, Inc. - Class A
1,862,826
0 .2
31,400
(1)
AppLovin Corp. - Class
A
1,254,744
0 .1
5,000
(1)
Atlassian Corp. - Class
A
1,007,550
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
62,681  Bentley Systems, Inc.
- Class B
$ 3,144,079
0 .3
13,200
(1)
BILL Holdings, Inc.
1,433,124
0 .2
34,400  Broadridge Financial
Solutions, Inc.
6,159,320
0 .6
39,900
CDW Corp.
8,050,224
0 .8
114,800
(1)
Cloudflare, Inc. - Class
A
7,236,992
0 .8
64,948
(1)
Confluent, Inc. - Class
A
1,923,110
0 .2
77,697
(1)
Crowdstrike Holdings,
Inc. - Class A
13,004,924
1 .4
33,960
(3)(4)
Databricks, Inc.
2,496,060
0 .3
101,446
(1)
Datadog, Inc. - Class A
9,240,716
1 .0
32,100
(1)
Descartes Systems
Group, Inc.
2,355,498
0 .3
43,000
(1)
DoubleVerify Holdings,
Inc.
1,201,850
0 .1
83,137
(1)
Dynatrace, Inc.
3,884,992
0 .4
43,300
(1)
Enphase Energy, Inc.
5,202,495
0 .5
36,000
Entegris, Inc.
3,380,760
0 .4
4,700
(1)
EPAM Systems, Inc.
1,201,743
0 .1
16,000
(1)
Euronet Worldwide,
Inc.
1,270,080
0 .1
8,700
(1)
Fair Isaac Corp.
7,556,211
0 .8
6,546
(1)
First Solar, Inc.
1,057,768
0 .1
26,000
(1)
FleetCor Technologies,
Inc.
6,638,840
0 .7
17,600
(1)
Fortinet, Inc.
1,032,768
0 .1
24,200
(1)
Gartner, Inc.
8,315,362
0 .9
6,300
(1)
Globant SA
1,246,455
0 .1
17,466
(1)
HubSpot, Inc.
8,602,005
0 .9
15,150
(1)
Keysight Technologies,
Inc.
2,004,496
0 .2
68,500
(1)
Lattice Semiconductor
Corp.
5,886,205
0 .6
4,300
Littelfuse, Inc.
1,063,476
0 .1
23,400
(1)
Manhattan Associates,
Inc.
4,625,244
0 .5
141,834  Microchip Technology,
Inc.
11,070,144
1 .2
11,000
MKS Instruments, Inc.
951,940
0 .1
13,300
(1)
Monday.com Ltd.
2,117,626
0 .2
24,439
(1)
MongoDB, Inc.
8,452,473
0 .9
17,000  Monolithic Power
Systems, Inc.
7,854,000
0 .8
12,000  Motorola Solutions,
Inc.
3,266,880
0 .3
43,282
(1)
nCino, Inc.
1,376,368
0 .1
33,000
(1)
ON Semiconductor
Corp.
3,067,350
0 .3
10,900
(1)
Onto Innovation, Inc.
1,389,968
0 .2
95,900
Paychex, Inc.
11,060,147
1 .2
20,300
Paycom Software, Inc.
5,263,181
0 .6
18,100
(1)
Paylocity Holding
Corp.
3,288,770
0 .3
22,736
(1)
Procore Technologies,
Inc.
1,485,115
0 .2
31,075
(1)
PTC, Inc.
4,402,706
0 .5

PORTFOLIO OF INVESTMENTS
as of September 30,2023 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
64,900
(1)
Pure Storage, Inc.
- Class A
$ 2,311,738
0 .2
107,600
(1)
Samsara, Inc. - Class
A
2,712,596
0 .3
6,400
(1)
Silicon Laboratories,
Inc.
741,696
0 .1
9,900  Skyworks Solutions,
Inc.
976,041
0 .1
8,500
(1)
Super Micro Computer,
Inc.
2,330,870
0 .2
31,626
(3)(4)
Tanium, Inc. - Class B
139,471
0.0
8,400
TE Connectivity Ltd.
1,037,652
0 .1
30,900
Teradyne, Inc.
3,104,214
0 .3
13,200
(1)
Tyler Technologies,
Inc.
5,097,048
0 .5
4,900
(1)
VeriSign, Inc.
992,397
0 .1
12,500
(1)
Workiva, Inc.
1,266,750
0 .1
4,500
(1)
Zebra Technologies
Corp. - Class A
1,064,385
0 .1
58,300
(1)
Zscaler, Inc.
9,070,897
1 .0
237,082,470
24 .8
Materials : 1 .6%
5,800
Albemarle Corp.
986,232
0 .1
13,100
Avery Dennison Corp.
2,392,977
0 .3
15,180
Ball Corp.
755,660
0 .1
13,500  CF Industries
Holdings, Inc.
1,157,490
0 .1
29,500
PPG Industries, Inc.
3,829,100
0 .4
12,700
RPM International, Inc.
1,204,087
0 .1
27,800
Sealed Air Corp.
913,508
0 .1
11,900
Steel Dynamics, Inc.
1,275,918
0 .1
11,500
Vulcan Materials Co.
2,323,230
0 .3
14,838,202
1 .6
Real Estate : 1 .1%
33,800
CubeSmart
1,288,794
0 .2
18,800  Equity LifeStyle
Properties, Inc.
1,197,748
0 .1
36,843  Lamar Advertising Co.
- Class A
3,075,285
0 .3
18,700  Rexford Industrial
Realty, Inc.
922,845
0 .1
5,900  SBA Communications
Corp.
1,181,003
0 .1
27,200  Simon Property Group,
Inc.
2,938,416
0 .3
10,604,091
1 .1
Utilities : 0 .1%
38,000
Vistra Corp.
1,260,840
0 .1
Total Common Stock
(Cost $893,220,450)
942,592,503
98 .8
PREFERRED STOCK : 1 .0%
Consumer Discretionary : 0 .1%
32,438
(3)(4)
Rappi, Inc. - Series E
1,168,093
0 .1
Shares Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
Health Care : 0 .1%
123,878
(3)(4)
Caris Life Sciences,
Inc. - Series D
$ 662,747
0 .1
Information Technology : 0 .8%
73,377
(3)(4)
Databricks, Inc., -
Series F
5,393,209
0 .6
7,908
(3)(4)
Databricks, Inc., -
Series G
581,238
0.0
353,970
(3)(4)
Tanium, Inc. - Series G
1,561,008
0 .2
7,535,455
0 .8
Total Preferred Stock
(Cost $6,216,684)
9,366,295
1 .0
Total Long-Term
Investments
(Cost $899,437,134)
951,958,798
99 .8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0 .8%
Repurchase Agreements : 0 .7%
1,523,172
(5)
Bethesda Securities
LLC, Repurchase
Agreement dated
09/29/2023, 5.390%,
due 10/02/2023
(Repurchase
Amount $1,523,847,
collateralized
by various U.S.
Government Agency
Obligations, 3.062%-
6.000%, Market Value
plus accrued interest
$1,553,635, due
08/01/28-07/01/53)
1,523,172
0 .1
1,554,257
(5)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
09/29/2023, 5.300%,
due 10/02/2023
(Repurchase
Amount $1,554,934,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.087%, Market Value
plus accrued interest
$1,585,342, due
08/05/25-05/20/72)
1,554,257
0 .2

PORTFOLIO OF INVESTMENTS
as of September 30,2023 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,554,257
(5)
Daiwa Capital
Markets, Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase
Amount $1,554,937,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,585,439, due
01/31/24-10/01/53)
$ 1,554,257
0 .2
317,401
(5)
MUFG Securities
Americas Inc.,
Repurchase
Agreement dated
09/29/2023, 5.300%,
due 10/02/2023
(Repurchase
Amount $317,539,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
6.000%, Market
Value plus accrued
interest $323,749, due
02/01/37-07/01/53)
317,401
0.0
1,554,257
(5)
National Bank
Financial, Repurchase
Agreement dated
09/29/2023, 5.340%,
due 10/02/2023
(Repurchase
Amount $1,554,939,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market Value
plus accrued interest
$1,585,342, due
10/02/23)
1,554,257
0 .2
Total Repurchase
Agreements
(Cost $6,503,344)
6,503,344
0 .7
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0 .1%
867,791
(6)
T. Rowe Price
Government
Reserve Fund, 5.400%
(Cost $867,791) $ 867,791 0 .1
Total Short-Term
Investments
(Cost $7,371,135)
$ 7,371,135
0 .8
Total Investments in
Securities
(Cost $906,808,269) $ 959,329,933 100 .6
Liabilities in Excess
of Other Assets (5,371,311) (0.6)
Net Assets $ 953,958,622 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2023, the Fund held restricted securities with a fair value of $12,001,826 or 1.3% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30,2023 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2023 :
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 43,602,987 $ — $ — $ 43,602,987
Consumer Discretionary 131,043,614 — — 131,043,614
Consumer Staples 23,482,373 — — 23,482,373
Energy 42,508,108 — — 42,508,108
Financials 90,893,783 — — 90,893,783
Health Care 176,713,954 — — 176,713,954
Industrials 170,562,081 — — 170,562,081
Information Technology 234,446,939 — 2,635,531 237,082,470
Materials 14,838,202 — — 14,838,202
Real Estate 10,604,091 — — 10,604,091
Utilities 1,260,840 — — 1,260,840
Total Common Stock 939,956,972 — 2,635,531 942,592,503
Preferred Stock — — 9,366,295 9,366,295
Short-Term Investments 867,791 6,503,344 — 7,371,135
Total Investments, at fair value $ 940,824,763 $ 6,503,344 $ 12,001,826 $ 959,329,933
At September 30, 2023, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Caris Life Sciences, Inc. - Series D 5/11/2021 $ 1,003,412 $ 662,747
Databricks, Inc. 7/24/2020 543,644 2,496,060
Databricks, Inc., - Series F 10/22/2019 1,050,475 5,393,209
Databricks, Inc., - Series G 2/1/2021 467,542 581,238
Rappi, Inc. - Series E 9/8/2020 1,938,042 1,168,093
Tanium, Inc. - Class B 9/24/2020 360,385 139,471
Tanium, Inc. - Series G 8/26/2015 1,757,213 1,561,008
$ 7,120,713 $ 12,001,826
Investments, at fair value
Fair Value at
September 30,
2023
Valuation
Technique(s) *
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Inputs ***
Impact to Valuation
from an Increase in
Input ****
Common Stocks $2,635,531 Market Approach Recent Comparable
Transaction Price(s)
—** —** —**
Market Approach Enterprise Value to
Gross Profit Multiple
6.0x - 7.2x 6.0x - 7.2x Increase
Market Approach Projected Enterprise
Value to Billings
Multiple
5.4x 5.4x Increase
Market Approach Enterprise Value to
Sales Multiple
5.1x - 6.0x 5.1x - 6.0x Increase

PORTFOLIO OF INVESTMENTS
as of September 30,2023 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
** No quantitative unobservable inputs significant to the valuation technique were created by the Portfolio’s management.
*** Unobservable inputs were weighted by the relative fair value of the instruments.
**** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the year ended September 30, 2023
Investments, at fair value
Fair Value at
September 30,
2023
Valuation
Technique(s) *
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Inputs ***
Impact to Valuation
from an Increase in
Input ****
Preferred Stocks $9,366,295 Market Approach Recent Comparable
Transaction Price(s)
—** —** —**
Market Approach Enterprise Value to
Gross Profit Multiple
6.0x - 7.2x 6.0x - 7.2x Increase
Market Approach Enterprise Value to
Sales Multiple
2.3x - 6.0x 2.3x - 6.0x Increase
Market Approach Enterprise Value to
Gross Merchandise
Value
0.5x 0.5x Increase
Market Approach Projected Enterprise
Value to Sales
Multiple
6.5x – 7.9x 6.5x – 7.9x Increase
Market Approach Enterprise Value to
Billings
5.4x 5.4x Increase
Total Investments, at fair value $12,001,826
Common Stocks Preferred Stocks Total
Beginning balance at December 31, 2022 $ 11,113,396 $ 8,421,317 $ 19,534,713
Purchases — — —
Sales (2,216,853) — (2,216,853)
Accrued discounts/(premiums) — — —
Total realized gain (loss) (6,719,472) — (6,719,472)
Net change in unrealized appreciation (depreciation)
*****
458,460 944,978 1,403,438
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Ending balance at September 30, 2023
$ 2,635,531 $ 9,366,295 $ 12,001,826
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of September 30, 2023
*****
$ 458,460 $ 944,978 $ 1,403,438
***** Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at September 30, 2023 may be due to securities no longer held or categorized as Level 3 at period end.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 134,378,336
Gross Unrealized Depreciation (81,856,672)
Net Unrealized Appreciation $ 52,521,664